Share capital - Summary of share capital (Detail) - Rio Tinto plc [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2015
Disclosure Of Classes Of Share Capital [Line Items]
Issued and fully paid up share capital at beginning balance	$ 224	$ 230
Shares purchased and cancelled	(4)	(6)
Issued and fully paid up share capital at ending balance	$ 220	$ 224